INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Denominator:
Average common stock outstanding - basic		5,773,094	5,617,424	5,029,017
Average common stock outstanding - diluted		5,773,094	5,617,424	5,029,017
Basic and Diluted Per Share Data:
Basic loss per share attributable to Origin Agritech Limited | (per share)	$ (0.15)	¥ (1.09)	¥ (16.29)	¥ (16.95)
Diluted loss per share attributable to Origin Agritech Limited | (per share)	$ (0.15)	¥ (1.09)	¥ (16.29)	¥ (16.95)
Origin Agritech Limited
Numerator:
Net loss attributable to Origin Agritech Limited | ¥		¥ (6,265)	¥ (91,529)	¥ (85,261)
Denominator:
Average common stock outstanding - basic		5,773,094	5,617,424	5,029,017
Average common stock outstanding - diluted		5,773,094	5,617,424	5,029,017
Basic and Diluted Per Share Data:
Basic loss per share attributable to Origin Agritech Limited | ¥ / shares		¥ (1.09)	¥ (16.29)	¥ (16.95)
Diluted loss per share attributable to Origin Agritech Limited | ¥ / shares		¥ (1.09)	¥ (16.29)	¥ (16.95)